Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Non Current Assets [Abstract]
Summary of Other Long-term Assets

	December 31,	December 31,
	2019	2018
Restricted cash (a)	$169	$245
Long-term deposits	143	142
Tax credits receivable	858	-
Other	-	24
	$1,170	$411

a) Restricted Cash

Restricted cash is composed of a guaranteed investment certificate, bearing interest at 0.35% per annum (at December 31, 2018, bearing interest at 0.35%), pledged as collateral for a letter of credit to a landlord which automatically renews until the end of the lease.